2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jun. 30, 2012
FairValueMember
Warrant derivative liabilities	$ 1,178,897
Embedded conversion option liabilities	191,770
Total Derivative Liabilities	1,370,667
FairValueInputsLevel1Member
Warrant derivative liabilities
Embedded conversion option liabilities
Total Derivative Liabilities
FairValueInputsLevel2Member
Warrant derivative liabilities	1,178,897
Embedded conversion option liabilities	191,770
Total Derivative Liabilities	1,370,667
FairValueInputsLevel3Member
Warrant derivative liabilities
Embedded conversion option liabilities
Total Derivative Liabilities